Restricted Equity Investments	12 Months Ended
Dec. 31, 2012
Restricted Equity Investments [Abstract]
RESTRICTED EQUITY INVESTMENTS

7. RESTRICTED EQUITY INVESTMENTS

The Company, through the Bank, is a member of the FRB, the FHLBNY and Atlantic Central Bankers Bank, and is required to maintain an investment in the capital stock of each. These investments are restricted in that they can only be redeemed by the issuer at par value. These securities are carried at cost and the Company did not identify any events or changes in circumstances that may have had an adverse effect on the value of the investments in accordance with FASB ASC 942, Financial Services – Depository and Lending. As of December 31, 2012, management does not believe that an impairment of these holdings exists and expects to recover the entire cost of these securities.

The Company’s restricted equity investments at December 31, 2012 and 2011 were as follows:

RESTRICTED EQUITY INVESTMENTS

December 31,	2012	2011
FRB stock	$10,783	$10,536
FHLBNY stock	6,955	5,142
Atlantic Central Bankers Bank stock	148	148

Total	$17,886	$15,826